BlackRock FundsSM

BlackRock International Opportunities Portfolio

(the “Fund”)

Supplement dated July 1, 2013 to the

Summary Prospectus of the Fund dated January 28, 2013

Effective immediately, the Fund’s Summary Prospectus is hereby amended as set forth below.

The section in the Summary Prospectus entitled “Investment Manager” is deleted in its entirety and replaced with the following:

Investment Manager

International Opportunities’ investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Shareholders should retain this Supplement for future reference.